Investments in associates and results related to associates (Details)	1 Months Ended	3 Months Ended		12 Months Ended
	May 31, 2021	Dec. 31, 2021 EUR (€) director	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 EUR (€) director	Dec. 31, 2020 EUR (€)
Disclosure of associates [line items]
Investments in associates		€ 8,000	€ 107,000	€ 8,000	€ 107,000
Results related to associates		€ (85,000)	€ (52,000)	€ (217,000)	(322,000)
Yarrow Biotechnology, Inc
Disclosure of associates [line items]
Proportion of ownership interest in associate	8.00%	4.90%		4.90%
Investments in associates		€ 8,000		€ 8,000
Total number of board members | director		3		3
Right to appoint number of board member | director		1		1
Results related to associates				€ (217,000)
Wings Therapeutics Inc
Disclosure of associates [line items]
Results related to associates					€ (322,000)